PIMCO High Yield Fund
                           Institutional Class Shares

                        Supplement dated June 9, 1999 to
                        Fund Profile dated April 30, 1999






     Change to PIMCO High Yield Fund

     In the Average Annual Total Return Table, the performance for the 5-year period ended March 31, 1999 for the High Yield Fund, Institutional Class is 11.23% and for the benchmark Lehman Brothers BB Intermediate Corporate Index is 9.65%.








          Investors Should Retain This Supplement For Future Reference










                                                            P I M C O
                                                                FUNDS